Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)	The components of income tax expense (benefit) are as follows:
Years ended December 31,	2022	2021
Current:	$—	$—
Kingdom of Lesotho	—	—
Republic of Malta	—	—
United Kingdom	—	—
	$—	$—
The components of income tax expense (benefit) are as follows:
Year ended December 31	2021	2020	2019
Current:
Kingdom of Lesotho	$—	$—	$—
Republic of Malta	—	—	—
United Kingdom	—	—	—
	$—	$—	$—

Schedule Deferred Tax Assets and Liabilities	Deferred tax assets and liabilities have not been recognized for the following:
Years ended December 31,	2022	2021
Net loss before income taxes:	$(11,657,674)	$(8,131,197)
Statutory income tax rate	26.50%	26.50%

Income tax benefit	(3,089,284)	(2,154,767)
Non-deductible items	1,664,757	—
Non-taxable items	(3,420,469)	—
Foreign rate differential	(323,877)	1,227,150
Unrecognized loss carryforwards	5,168,873	1,089,449
	$—	$—
Deferred tax assets and liabilities have not been recognized for the following:
Year ended December 31	2021	2020	2019
Net loss before income taxes	$(8,131,197)	$(2,300,571)	$(1,394,641)
Statutory income tax rate	26.50%	26.50%	26.50%

Income tax benefit	(2,154,767)	(609,651)	(369,580)
Foreign rate differential	1,227,150	379,594	230,116
Unrecognized loss carryforwards	1,089,449	230,057	139,464
	$—	$—	$—

Schedule of Deferred Tax Assets
At December 31,	2022	2021
Net operating loss before carryforwards	$—	$—
Unrecognized loss carryforwards	$—	$—

As at December 31	2021	2020
Net operating loss before carryforwards	$—	$—
Unrecognized loss carryforwards	$—	$—